Income Taxes - Schedule of Income Tax Reconciliation from Federal Income Tax Statutory Rate (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Reconciliation [Line Items]
Computed Expected Tax Expense, Percentage	35.00%	35.00%	35.00%
Foreign Taxes, Percentage	19.00%	(24.00%)	165.00%
Tax Effect Different From Statutory Rates, Percentage	(11.00%)	2.00%	(70.00%)
State Taxes, net of federal benefit, Percentage	7.00%	(4.00%)	14.00%
Foreign Tax Credits, Percentage	(3.00%)	22.00%	(134.00%)
Change in Valuation Allowance, Percentage	(2.00%)	(4.00%)	4.00%
Uncertain Tax Positions, percentage	(10.00%)	(2.00%)	9.00%
Permanent Differences, Percentage	8.00%	(10.00%)	52.00%
Prior Year Return to Provision Adjustments, Percentage	4.00%	(1.00%)	15.00%
Other, Percentage	1.00%	(1.00%)	13.00%
Unremitted Foreign Earnings-Current Year Adjustment, Percentage	0.00%	8.00%	0.00%
Actual Tax Expense, Percentage	48.00%	22.00%	228.00%
Computed Expected Tax Expense, Amount	$ 24,842	$ (22,894)	$ 4,027
Foreign Taxes, Amount	13,428	15,644	18,951
Tax Effect Different From Statutory Rates, Amount	(8,080)	(1,571)	(7,996)
State Taxes, net of federal benefit, Amount	4,757	2,689	1,579
Foreign Tax Credits, Amount	(1,867)	(14,595)	(15,442)
Tax settlement, Amount			1,200
Change in Valuation Allowance, Amount	(1,662)	2,542	506
Uncertain Tax Positions, Amount	(6,814)	1,348	983
Permanent Differences, Amount	5,477	6,356	6,003
Prior Year Return to Provision Adjustments, Amount	2,948	835	1,775
Other, Amount	850	899	1,501
Unremitted Foreign Earnings-Current Year Adjustment, Amount		(5,484)
Actual Tax Expense, Amount	33,879	(14,767)	26,213
Kazakhstan [Member]
Income Tax Reconciliation [Line Items]
Tax settlement, percentage	0.00%	1.00%	116.00%
Tax settlement, Amount		(536)	13,304
Mexico [Member]
Income Tax Reconciliation [Line Items]
Tax settlement, percentage	0.00%	0.00%	9.00%
Tax settlement, Amount			$ 1,022